Debt - Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long-term debt
Revolving credit facility due in 2017	$ 75,000	$ 75,000
Weighted-average interest rate	1.50%	1.90%
Amount available	122,535	122,400
Total credit facility	200,000	200,000
Standby letters of credit	$ 2,465	$ 2,600
Commitment fee percentage per annum	0.25%	0.30%